Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions 2020-2022 [member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations	kr 51,734	kr (256)
Deferred consideration payable	1,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed	521	0	kr 314
Hedge RecognisedAsOfAcquisitionDate	3,700
Divestments [Member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations	20	kr 273
Vonage [Member]
Disclosure Of Business Combinations [Line Items]
EBIT loss acquiree since acquisition date	(1,800)
EBIT (loss) combined entity as if combination occurred at beginning of period	(3,000)
Revenue of combined entity as if combination occurred at beginning of period	14,400
Revenue of acquiree since acquisition date	kr 7,000